UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                   Investment Company Act file number 811-3346
                                                      --------

                          OPPENHEIMER SERIES FUND, INC.
                          -----------------------------
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
             ------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            TWO WORLD FINANCIAL CENTER, NEW YORK, NEW YORK 10281-1008
            ---------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200
                                                           --------------

                       Date of fiscal year end: OCTOBER 31
                                                ----------

                   Date of reporting period: JANUARY 31, 2007
                                             ----------------


ITEM 1. SCHEDULE OF INVESTMENTS.

Oppenheimer Value Fund

STATEMENT OF INVESTMENTS   JANUARY 31, 2007  /   UNAUDITED


                                                                                            Shares                 Value
-----------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS--95.2%
-----------------------------------------------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--9.9%
-----------------------------------------------------------------------------------------------------------------------------
MEDIA--7.8%
Liberty Global, Inc., Series A 1                                                          1,275,077    $       38,328,815
-----------------------------------------------------------------------------------------------------------------------------
Liberty Global, Inc., Series C 1                                                          4,135,308           116,739,745
-----------------------------------------------------------------------------------------------------------------------------
News Corp., Inc., Cl. A                                                                   1,608,200            37,390,650
                                                                                                       ---------------------
                                                                                                              192,459,210
-----------------------------------------------------------------------------------------------------------------------------
SPECIALTY RETAIL--2.1%
Circuit City Stores, Inc./Circuit City Group                                              1,120,647            22,872,405
-----------------------------------------------------------------------------------------------------------------------------
Office Depot, Inc. 1                                                                        793,919            29,684,631
                                                                                                       ---------------------
                                                                                                               52,557,036
-----------------------------------------------------------------------------------------------------------------------------
CONSUMER STAPLES--8.4%
-----------------------------------------------------------------------------------------------------------------------------
FOOD & STAPLES RETAILING--2.6%
SUPERVALU, Inc.                                                                           1,039,300            39,472,614
-----------------------------------------------------------------------------------------------------------------------------
Walgreen Co.                                                                                538,830            24,408,999
                                                                                                       ---------------------
                                                                                                               63,881,613
-----------------------------------------------------------------------------------------------------------------------------
FOOD PRODUCTS--1.0%
ConAgra Foods, Inc.                                                                         958,001            24,630,206
-----------------------------------------------------------------------------------------------------------------------------
TOBACCO--4.8%
Altria Group, Inc.                                                                        1,354,700           118,387,233
-----------------------------------------------------------------------------------------------------------------------------
ENERGY--8.3%
-----------------------------------------------------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--1.1%
Schlumberger Ltd.                                                                           401,800            25,510,282
-----------------------------------------------------------------------------------------------------------------------------
OIL & GAS--7.2%
Exxon Mobil Corp.                                                                         1,648,200           122,131,620
-----------------------------------------------------------------------------------------------------------------------------
TotalFinaElf SA, Sponsored ADR                                                              816,300            55,549,215
                                                                                                       ---------------------
                                                                                                              177,680,835
-----------------------------------------------------------------------------------------------------------------------------
FINANCIALS--28.6%
-----------------------------------------------------------------------------------------------------------------------------
CAPITAL MARKETS--7.1%
E*TRADE Financial Corp. 1                                                                 2,163,671            52,750,299
-----------------------------------------------------------------------------------------------------------------------------
UBS AG                                                                                    1,939,050           122,179,541
                                                                                                       ---------------------
                                                                                                              174,929,840
-----------------------------------------------------------------------------------------------------------------------------
COMMERCIAL BANKS--8.6%
Wachovia Corp.                                                                            2,036,600           115,067,900
-----------------------------------------------------------------------------------------------------------------------------
Wells Fargo & Co.                                                                         2,713,020            97,451,678
                                                                                                       ---------------------
                                                                                                              212,519,578
-----------------------------------------------------------------------------------------------------------------------------
CONSUMER FINANCE--3.5%
Capital One Financial Corp.                                                                 615,234            49,464,814
-----------------------------------------------------------------------------------------------------------------------------
SLM Corp.                                                                                   796,710            36,616,792
                                                                                                       ---------------------
                                                                                                               86,081,606
-----------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--2.6%
Bank of America Corp.                                                                     1,205,478            63,384,033
-----------------------------------------------------------------------------------------------------------------------------
INSURANCE--5.8%
Everest Re Group Ltd.                                                                     1,012,100            94,732,560
-----------------------------------------------------------------------------------------------------------------------------
Genworth Financial, Inc., Cl. A                                                             772,900            26,974,210
-----------------------------------------------------------------------------------------------------------------------------
Platinum Underwriters Holdings Ltd.                                                         685,570            20,464,265
                                                                                                       ---------------------
                                                                                                              142,171,035

                           1 | Oppenheimer Value Fund

Oppenheimer Value Fund

STATEMENT OF INVESTMENTS   JANUARY 31, 2007  /   UNAUDITED

-----------------------------------------------------------------------------------------------------------------------------
                                                                                            Shares                 Value
-----------------------------------------------------------------------------------------------------------------------------
THRIFTS & MORTGAGE FINANCE--1.0%
Freddie Mac                                                                                 395,663    $       25,690,399
-----------------------------------------------------------------------------------------------------------------------------
HEALTH CARE--6.5%
-----------------------------------------------------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES--3.2%
Medco Health Solutions, Inc. 1                                                              463,906            27,467,874
-----------------------------------------------------------------------------------------------------------------------------
WellPoint, Inc. 1                                                                           644,880            50,545,694
                                                                                                       ---------------------
                                                                                                               78,013,568
-----------------------------------------------------------------------------------------------------------------------------
PHARMACEUTICALS--3.3%
Abbott Laboratories                                                                         243,867            12,924,951
-----------------------------------------------------------------------------------------------------------------------------
Novartis AG, ADR                                                                            403,975            23,305,318
-----------------------------------------------------------------------------------------------------------------------------
Sanofi-Aventis SA, ADR                                                                    1,039,655            45,827,992
                                                                                                       ---------------------
                                                                                                               82,058,261
-----------------------------------------------------------------------------------------------------------------------------
INDUSTRIALS--13.6%
-----------------------------------------------------------------------------------------------------------------------------
AEROSPACE & DEFENSE--7.3%
Alliant Techsystems, Inc. 1                                                                 302,610            24,511,410
-----------------------------------------------------------------------------------------------------------------------------
KBR, Inc. 1                                                                                  22,100               517,803
-----------------------------------------------------------------------------------------------------------------------------
Rockwell Collins, Inc.                                                                      360,695            24,603,006
-----------------------------------------------------------------------------------------------------------------------------
Spirit Aerosystems Holdings, Inc., Cl. A 1                                                  220,530             6,754,834
-----------------------------------------------------------------------------------------------------------------------------
United Technologies Corp.                                                                 1,804,800           122,762,496
                                                                                                       ---------------------
                                                                                                              179,149,549
-----------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES--4.4%
Siemens AG, Sponsored ADR                                                                   989,900           109,611,627
-----------------------------------------------------------------------------------------------------------------------------
MACHINERY--1.9%
Navistar International Corp. 1                                                            1,072,415            47,443,640
-----------------------------------------------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--9.2%
-----------------------------------------------------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--2.1%
Corning, Inc. 1                                                                           2,490,200            51,895,768
-----------------------------------------------------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS--0.5%
Hutchinson Technology, Inc. 1                                                               564,900            12,552,078
-----------------------------------------------------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--2.2%
Texas Instruments, Inc.                                                                   1,696,073            52,900,517
-----------------------------------------------------------------------------------------------------------------------------
SOFTWARE--4.4%
Microsoft Corp.                                                                             804,400            24,823,784
-----------------------------------------------------------------------------------------------------------------------------
Novell, Inc. 1                                                                            4,134,834            29,977,547
-----------------------------------------------------------------------------------------------------------------------------
Synopsys, Inc. 1                                                                            584,781            15,555,175
-----------------------------------------------------------------------------------------------------------------------------
Take-Two Interactive Software, Inc. 1                                                     2,258,125            39,246,213
                                                                                                       ---------------------
                                                                                                              109,602,719
-----------------------------------------------------------------------------------------------------------------------------
MATERIALS--2.2%
-----------------------------------------------------------------------------------------------------------------------------
CONSTRUCTION MATERIALS--2.2%
Martin Marietta Materials, Inc.                                                             241,900            27,920,098
-----------------------------------------------------------------------------------------------------------------------------
Vulcan Materials Co.                                                                        264,800            26,967,232
                                                                                                       ---------------------
                                                                                                               54,887,330
-----------------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--2.1%
-----------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES--1.1%
Verizon Communications, Inc.                                                                666,500            25,673,580
-----------------------------------------------------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES--1.0%
Sprint Nextel Corp.                                                                       1,405,100            25,052,933

                           2 | Oppenheimer Value Fund

Oppenheimer Value Fund

STATEMENT OF INVESTMENTS   JANUARY 31, 2007  /   UNAUDITED

-----------------------------------------------------------------------------------------------------------------------------

                                                                                            Shares                 Value
-----------------------------------------------------------------------------------------------------------------------------
UTILITIES--6.4%
-----------------------------------------------------------------------------------------------------------------------------
ELECTRIC UTILITIES--3.5%
Exelon Corp.                                                                              1,223,817    $       73,416,782
-----------------------------------------------------------------------------------------------------------------------------
Reliant Energy, Inc. 1                                                                      795,130            11,831,534
                                                                                                       ---------------------
                                                                                                               85,248,316
-----------------------------------------------------------------------------------------------------------------------------
MULTI-UTILITIES & UNREGULATED POWER--2.9%
CMS Energy Corp. 1                                                                        1,527,800            25,498,982
-----------------------------------------------------------------------------------------------------------------------------
PG&E Corp.                                                                                  464,860            21,699,665
-----------------------------------------------------------------------------------------------------------------------------
Sempra Energy                                                                               436,930            25,071,043
                                                                                                       ---------------------
                                                                                                               72,269,690
                                                                                                       ---------------------
Total Common Stocks (Cost $2,027,180,906)                                                                   2,346,242,482
-----------------------------------------------------------------------------------------------------------------------------
INVESTMENTS IN AFFILIATED COMPANIES--6.1%
-----------------------------------------------------------------------------------------------------------------------------
MONEY MARKET--6.1%
Oppenheimer Institutional Money Market Fund, Cl. E, 5.35%  2,3
(Cost $150,851,927)                                                                     150,851,927           150,851,927
-----------------------------------------------------------------------------------------------------------------------------

Total Investments, at Value (Cost $2,178,032,833)                                             101.3%        2,497,094,409
-----------------------------------------------------------------------------------------------------------------------------
Liabilities in Excess of Other Assets                                                          (1.3)          (30,851,703)
                                                                                 -------------------------------------------
Net Assets                                                                                    100.0%   $     2,466,242,706
                                                                                 ===========================================

Footnotes to Statement of Investments
1. Non-income producing security.
2. Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended January 31, 2007 by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment advisor. Transactions during the period in which the issuer was an affiliate are as follows:

                                                           Shares                                        Shares
                                                      October 31,        Gross          Gross       January 31,
                                                             2006    Additions     Reductions              2007
-----------------------------------------------------------------------------------------------------------------------------
Oppenheimer Institutional Money Market
Fund, Cl. E, 5.35%                                    112,899,057  344,068,348    306,115,478       150,851,927

                                                                                                      Dividend
                                                                                     Value              Income
-----------------------------------------------------------------------------------------------------------------------------
Oppenheimer Institutional Money Market Fund, Cl. E, 5.35%                     $150,851,927          $1,903,334


                           3 | Oppenheimer Value Fund

Oppenheimer Value Fund

STATEMENT OF INVESTMENTS   JANUARY 31, 2007  / UNAUDITED


3. Rate shown is the 7-day yield as of January 31, 2007.

NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Directors. Securities listed or traded on National Stock Exchanges or other domestic exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ(R) are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued. Options are valued daily based upon the last sale price on the principal exchange on which the option is traded. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Directors. Investments in open-end registered investment companies (including affiliated funds) are valued at that fund's net asset value. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Foreign exchange rates may be valued primarily using dealer supplied valuations or a portfolio pricing service authorized by the Board of Directors.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and

                           4 | Oppenheimer Value Fund

Oppenheimer Value Fund

STATEMENT OF INVESTMENTS   JANUARY 31, 2007  / UNAUDITED

settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations in the annual and semiannual reports.

INVESTMENT IN OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund ("IMMF") which seeks current income and stability of principal. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment advisor of IMMF. The Fund's investment in IMMF is included in the Statement of Investments. As a shareholder, the Fund is subject to its proportional share of IMMF's Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF.

RECENT ACCOUNTING PRONOUNCEMENTS
In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards ("SFAS") No. 157, FAIR VALUE MEASUREMENTS. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. As of January 31, 2007, the Manager does not believe the adoption of SFAS No. 157 will materially impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of January 31, 2007 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

                           5 | Oppenheimer Value Fund

Oppenheimer Value Fund

STATEMENT OF INVESTMENTS   JANUARY 31, 2007  / UNAUDITED


Federal tax cost of securities                        $     2,181,930,011
                                                      ====================
Gross unrealized appreciation                         $       325,699,450
Gross unrealized depreciation                                 (10,535,052)
                                                      --------------------
Net unrealized appreciation                           $       315,164,398
                                                      ====================

                           6 | Oppenheimer Value Fund



ITEM 2. CONTROLS AND PROCEDURES.

    (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of January 31, 2007, the
         registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

    (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Series Fund, Inc.

By: /S/ John V. Murphy
    ---------------------------
    John V. Murphy
    Principal Executive Officer

Date: March 13, 2007


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ John V. Murphy
    ---------------------------
    John V. Murphy
    Principal Executive Officer

Date: March 13, 2007

By: /s/ Brian W. Wixted
    ---------------------------
    Brian W. Wixted
    Principal Financial Officer

Date: March 13, 2007